N-2 - USD ($)				3 Months Ended											6 Months Ended	12 Months Ended
		Nov. 10, 2022	Sep. 06, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cover [Abstract]
Entity Central Index Key		0001635977
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-267555
Investment Company Act File Number		811-23037
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		17
Entity Registrant Name		TEKLA WORLD HEALTHCARE FUND
Entity Address, Address Line One		100 Federal Street
Entity Address, Address Line Two		19th Floor
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02110
City Area Code		617
Local Phone Number		772-8500
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		true
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses ( as a percentage of Subscription Price)
Sales Load	—%
Expenses Borne by Shareholders of the Trust	—%
Dividend Reinvestment and Stock Repurchase Plan Fees	None (1)

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of average net assets attributable to Shares) (1)
Management Fee (2)	1.23%
Interest Payments on Borrowed Funds	0.21%
Other Expenses (3)	0.30%
Total Annual Expenses	1.91%

Management Fees [Percent]	[1],[2]	1.23%
Interest Expenses on Borrowings [Percent]	[1]	0.21%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[1],[3]	0.30%
Total Annual Expenses [Percent]	[1]	1.91%
Expense Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years
$19	$60	$103	$223

Expense Example, Year 01		$ 19
Expense Example, Years 1 to 3		60
Expense Example, Years 1 to 5		103
Expense Example, Years 1 to 10		$ 223
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Shares would bear, directly or indirectly. The table is based on the capital structure of the Trust as of September 30, 2022.

The table shows Trust expenses as a percentage of net assets attributable to the Shares. The following table should not be considered a representation of the Trust’s future expenses. Actual expenses may be greater or less than those shown below.

Basis of Transaction Fees, Note [Text Block]		as a percentage of Subscription Price
Management Fee not based on Net Assets, Note [Text Block]		The management fee is charged as a percentage of the Trust’s average daily Managed Assets, as opposed to net assets. If leverage is used, Managed Assets will be greater in amount than net assets, because Managed Assets includes borrowings for investment purposes.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Per $1,000 of Indebtedness	Involuntary Liquidating Preferences Per Unit	Average Market Value(2)
Loan Facility 2021	$120	$5,714	$—	N/A
Loan Facility 2020	$120	$4,554	$—	N/A
Loan Facility 2019	$120	$4,396	$—	N/A
Loan Facility 2018	$120	$4,861	$—	N/A
Loan Facility 2017	$120	$4,999	$—	N/A
Loan Facility 2016	$120	$5,160	$—	N/A

_______________

(1)	Total amount in $ millions of each class of senior securities outstanding at the end of the period presented.
(2)	Not applicable because the senior securities are not registered for public trading.

Senior Securities Amount															$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000
Senior Securities Coverage per Unit															$ 5,601	$ 5,714	$ 4,554	$ 4,396	$ 4,861	$ 4,999
Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities is shown in the following table as of the end of the last 10 fiscal years. The information in this table for the fiscal years ended 2021, 2020, 2019, 2018 and 2017 has been audited by Deloitte & Touche LLP, independent registered public accounting firm. The Trust’s audited financial statements appearing in the Trust’s Annual Report to Shareholders for the year ended September 30, 2021, including the report of Deloitte & Touche LLP thereon, including accompanying notes thereto, are incorporated by reference in the SAI. The “--” indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Per $1,000 of Indebtedness	Involuntary Liquidating Preferences Per Unit	Average Market Value(2)
Loan Facility 2021	$120	$5,714	$—	N/A
Loan Facility 2020	$120	$4,554	$—	N/A
Loan Facility 2019	$120	$4,396	$—	N/A
Loan Facility 2018	$120	$4,861	$—	N/A
Loan Facility 2017	$120	$4,999	$—	N/A
Loan Facility 2016	$120	$5,160	$—	N/A

_______________

(1)	Total amount in $ millions of each class of senior securities outstanding at the end of the period presented.
(2)	Not applicable because the senior securities are not registered for public trading.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND POLICIES

Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Investment Objective, Policies and Risk Factors—Investment Objective and Policies,” which is incorporated by reference herein, for discussion of the Trust’s investment objective and policies.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in common shares of the Trust involves risk. Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Investment Objectives, Policies and Risks—Risk Factors,” which is incorporated by reference herein, for a discussion of the risks of investing in the Trust.

Effects of Leverage [Text Block]

Effects of Leverage

Assuming that leverage will represent approximately 20% of Managed Assets and that the Trust will bear expenses relating to that leverage at an annual cost of 1.00%, Trust performance before leverage (net of expenses) must exceed 0.2% in order to cover the expenses specifically related to the Trust’s use of leverage. Actual leverage expenses will vary frequently and may be significantly higher or lower than the rate estimated above.

As of September 30, 2022 and the most recently signed line of credit agreement, the Trust projects an annual leverage expense of 3.59%. The Trust had $120,000,000 of funds drawn on its line of credit which was 18.9% of Managed Assets as of September 30, 2022.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage on total returns from an investment in the Trust assuming investment portfolio returns before leverage of (10)%, (5)%, 0%, 5% and 10%. The table further reflects the use of leverage representing 20% of the Trust’s Managed Assets and the Trust’s currently projected annual leverage expense of 1.00%.

Assumed Trust Return Before Leverage (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Assumed Trust Return Inclusive of Leverage	(13.40)%	(7.15)%	(0.90)%	5.35%	11.60%

Assumed Trust performance before and inclusive of leverage are hypothetical and are pro-vided to assist investors in understanding the effects of leverage. Actual performance experienced by the Trust may be lesser or greater than that shown above.

Effects of Leverage [Table Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage on total returns from an investment in the Trust assuming investment portfolio returns before leverage of (10)%, (5)%, 0%, 5% and 10%. The table further reflects the use of leverage representing 20% of the Trust’s Managed Assets and the Trust’s currently projected annual leverage expense of 1.00%.

Assumed Trust Return Before Leverage (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Assumed Trust Return Inclusive of Leverage	(13.40)%	(7.15)%	(0.90)%	5.35%	11.60%

Assumed Trust performance before and inclusive of leverage are hypothetical and are pro-vided to assist investors in understanding the effects of leverage. Actual performance experienced by the Trust may be lesser or greater than that shown above.

Return at Minus Ten [Percent]		(13.40%)
Return at Minus Five [Percent]		(7.15%)
Return at Zero [Percent]		(0.90%)
Return at Plus Five [Percent]		5.35%
Return at Plus Ten [Percent]		11.60%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage on total returns from an investment in the Trust assuming investment portfolio returns before leverage of (10)%, (5)%, 0%, 5% and 10%. The table further reflects the use of leverage representing 20% of the Trust’s Managed Assets and the Trust’s currently projected annual leverage expense of 1.00%.

Share Price [Table Text Block]

Share Price and NAV

The Trust’s Shares are publicly-held and have been listed and are trading on the NYSE under the symbol “THW.” The following table sets forth for the quarters indicated the high and low closing prices per Share on the NYSE, the corresponding NAV per Share, the percentage premium or discount at such closing prices, and the number of Shares traded.

The NAV per Share as of the close of business on September 6, 2022 was $12.72 and the last reported sales price of a Share that day was $14.42.

Quarter Ending	Market Price(1) High	Corresponding Net Asset Value(2)	Market Premium/ (Discount)(2)	Corresponding Price(1) Low	Net Asset Value(2)	Premium/ (Discount)(2)	Trading Volume(1)
Fiscal 2020
Dec. 31	$13.97	$14.84	-5.86%	$13.00	$13.32	-2.40%	7,311,726
Mar. 31	$14.49	$15.25	-4.98%	$8.89	$10.50	-15.33%	13,080,124
June 30	$14.76	$14.58	1.24%	$10.83	$12.29	-11.88%	13,241,814
Sept. 30	$14.99	$14.67	2.18%	$13.82	$13.76	0.436%	6,999,269
Fiscal 2021
Dec. 31	$16.07	$14.68	9.47%	$13.43	$13.25	1.36%	6,759,018
Mar. 31	$17.92	$15.29	17.20%	$14.29	$14.63	-2.32%	12,830,000
June 30	$16.69	$15.56	7.26%	$14.86	$15.15	-1.91%	12,500,000
Sept. 30	$17.38	$16.22	7.15%	$16.13	$15.45	4.40%	6,800,000
Fiscal 2022
Dec. 31	$17.08	$15.63	9.28%	$15.51	$14.75	5.15%	6,310,000
Mar. 31	$16.34	$15.63	4.54%	$13.29	$13.86	-4.11%	8,990,000
June 30	$10.39	$14.49	9.70%	$14.00	$12.40	12.90%	7,990,000

__________________

(1)	As reported by Bloomberg LLP.
(2)	Based on the Trust’s computations, on the day that the high or low market price was recorded.

Lowest Price or Bid	[4]			$ 14	$ 13.29	$ 15.51	$ 16.13	$ 14.86	$ 14.29	$ 13.43	$ 13.82	$ 10.83	$ 8.89	$ 13
Highest Price or Bid	[4]			10.39	16.34	17.08	17.38	16.69	17.92	16.07	14.99	14.76	14.49	13.97
Lowest Price or Bid, NAV	[5]			12.4	13.86	14.75	15.45	15.15	14.63	13.25	13.76	12.29	10.5	13.32
Highest Price or Bid, NAV	[5]			$ 14.49	$ 15.63	$ 15.63	$ 16.22	$ 15.56	$ 15.29	$ 14.68	$ 14.67	$ 14.58	$ 15.25	$ 14.84
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[5]			9.70%	4.54%	9.28%	7.15%	7.26%	17.20%	9.47%	2.18%	1.24%	(4.98%)	(5.86%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[5]			12.90%	(4.11%)	5.15%	4.40%	(1.91%)	(2.32%)	1.36%	0.436%	(11.88%)	(15.33%)	(2.40%)
Latest Share Price			$ 14.42
Latest Premium (Discount) to NAV [Percent]			13.36%
Latest NAV			$ 12.72
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Trust’s capitalization consists of an unlimited number of Shares of beneficial interest, $0.01 par value. Each Share represents an equal proportionate beneficial interest in the Trust and, when issued and outstanding, will be fully paid and non-assessable by the Trust. Upon any liquidation of the Trust, Shareholders will be entitled to share pro rata in the net assets of the Trust available for distribution after paying or adequately providing for the payment of all liabilities. The Trust will send annual and semi-annual financial statements to Shareholders and may also issue more abbreviated interim reports to update Shareholders on a quarterly basis. The Trust will hold annual meetings of its Shareholders in accordance with the provisions of the Trust’s By-laws and the rules of the NYSE.

Shareholders are entitled to one vote for each whole Share held and a proportionate fractional vote for each fractional Share held. The Trust’s Shares do not have cumulative voting rights, which means that the holders of more than 50% of the Shares of the Trust voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining Shares will not be able to elect any Trustees. The Trust has a classified Board of three classes, whereby one class of Trustees is elected each year.

Security Voting Rights [Text Block]		Shareholders are entitled to one vote for each whole Share held and a proportionate fractional vote for each fractional Share held. The Trust’s Shares do not have cumulative voting rights, which means that the holders of more than 50% of the Shares of the Trust voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining Shares will not be able to elect any Trustees.
Security Liquidation Rights [Text Block]		Upon any liquidation of the Trust, Shareholders will be entitled to share pro rata in the net assets of the Trust available for distribution after paying or adequately providing for the payment of all liabilities.
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		100 Federal Street
Entity Address, Address Line Two		19th Floor
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02110
Contact Personnel Name		DANIEL R. OMSTEAD, Ph.D.
Loan Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[6]															$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000
Senior Securities Coverage per Unit																$ 5,714	$ 4,554	$ 4,396	$ 4,861	$ 4,999	$ 5,160
Senior Securities Involuntary Liquidating Preference per Unit																0	0	0	0	0	0
Senior Securities Average Market Value per Unit	[7]

[1]	The expenses of administering the Trust’s Dividend Reinvestment and Stock Purchase Plan are included in “Other Expenses.” You will pay brokerage charges if you direct your broker or the plan agent to sell your Shares that you acquired pursuant to the Trust’s Dividend Reinvestment and Stock Purchase Plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Trust’s Dividend Reinvestment and Stock Purchase Plan. See “Dividend Reinvestment and Stock Purchase Plan.”
[2]	The management fee is charged as a percentage of the Trust’s average daily Managed Assets, as opposed to net assets. If leverage is used, Managed Assets will be greater in amount than net assets, because Managed Assets includes borrowings for investment purposes.
[3]	“Other Expenses” for the current fiscal year.
[4]	As reported by Bloomberg LLP.
[5]	Based on the Trust’s computations, on the day that the high or low market price was recorded.
[6]	Total amount in $ millions of each class of senior securities outstanding at the end of the period presented.
[7]	Not applicable because the senior securities are not registered for public trading.